Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Agency	¥ 3,335,397	$ 479,100	¥ 3,143,873	¥ 3,780,217
Life insurance business	3,193,625	458,736	2,870,776	2,424,444
P&C insurance business	141,772	20,364	273,097	1,355,773
Claims adjusting	370,606	53,234	327,390	308,256
Total net revenues	3,706,003	532,334	3,471,263	4,088,473
Operating costs and expenses:
Agency	(2,263,952)	(325,196)	(2,151,856)	(2,864,882)
Life insurance business	(2,166,126)	(311,144)	(1,943,053)	(1,636,340)
P&C insurance business	(97,826)	(14,052)	(208,803)	(1,228,542)
Claims adjusting	(219,496)	(31,529)	(194,159)	(194,525)
Total operating costs	(2,483,448)	(356,725)	(2,346,015)	(3,059,407)
Selling expenses	(278,085)	(39,944)	(231,075)	(221,785)
General and administrative expenses	(475,107)	(68,245)	(468,430)	(534,145)
Total operating costs and expenses	(3,236,640)	(464,914)	(3,045,520)	(3,815,337)
Income from operations	469,363	67,420	425,743	273,136
Other income, net:
Investment income	79,070	11,358	195,456	191,784
Interest income	2,828	406	34,207	25,891
Others, net	9,664	1,388	11,807	14,284
Income from continuing operations before income taxes, share of income and impairment of affiliates, net and discontinued operations	560,925	80,572	667,213	505,095
Income tax expense	(143,816)	(20,658)	(224,586)	(167,803)
Share of income and impairment of affiliates, net	(224,555)	(32,255)	174,468	108,944
Net income from continuing operations	192,554	27,659	617,095	446,236
Net income from discontinued operations, net of tax (Note 2(w) & Note 3) | ¥				5,480
Net income	192,554	27,659	617,095	451,716
Less: net income attributable to the noncontrolling interests	3,622	520	7,180	2,488
Foreign currency translation adjustments	10,178	1,462	(10,194)	(10,664)
Unrealized net gains (loss) on available-for-sale investments	17,231	2,475		(632)
Share of other comprehensive gain (loss) of affiliates	452	65	(1,763)	1,263
Net income attributable to the Company’s shareholders	¥ 188,932	$ 27,139	¥ 609,915	¥ 449,228
Basic:
Net income from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.17	$ 0.02	¥ 0.49	¥ 0.36
Net income from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	0.00	0.00	0.00	0.00
Net income (in Dollars per share and Yuan Renminbi per share) | (per share)	0.17	0.02	0.49	0.36
Diluted:
Net income from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	0.17	0.02	0.49	0.36
Net income from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	0.00	0.00	0.00	0.00
Net income (in Dollars per share and Yuan Renminbi per share) | (per share)	0.17	0.02	0.49	0.36
Basic:
Net income from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	3.46	0.50	9.84	7.20
Net income from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	0.00	0.00	0.00	0.09
Net income (in Dollars per share and Yuan Renminbi per share) | (per share)	3.46	0.50	9.84	7.29
Diluted:
Net income from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	3.46	0.50	9.83	7.20
Net income from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	0.00	0.00	0.00	0.09
Net income (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 3.46	$ 0.50	¥ 9.83	¥ 7.29
Shares used in calculating net income per share:
Basic: (in Shares)	1,092,601,338	1,092,601,338	1,239,264,464	1,231,698,725
Diluted (in Shares)	1,093,229,436	1,093,229,436	1,240,854,034	1,261,223,049
Net income	¥ 192,554	$ 27,659	¥ 617,095	¥ 451,716
Total Comprehensive income	220,415	31,661	605,138	441,683
Less: Comprehensive income attributable to the noncontrolling interests	3,622	520	7,180	2,488
Comprehensive income attributable to the Company’s shareholders	¥ 216,793	$ 31,141	¥ 597,958	¥ 439,195